Annual Total Returns	12 Months Ended
Dec. 31, 2024
Kurv Yield Premium Strategy Amazon (AMZN) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	37.31%
Kurv Yield Premium Strategy Google (GOOGL) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	27.66%
Kurv Yield Premium Strategy Microsoft (MSFT) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	10.19%
Kurv Yield Premium Strategy Netflix (NFLX) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	52.88%
Kurv Yield Premium Strategy Tesla (TSLA) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	40.85%
Kurv Yield Premium Strategy Apple (AAPL) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	20.59%